Shareholder Report	12 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	INVESTMENT MANAGERS SERIES TRUST
Entity Central Index Key	0001318342
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000124378 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class I
Trading Symbol	CPUIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class I/CPUIX)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation contributed positively with overweight to high yield and emerging markets corporates and underweight to US IG industrials contributing positively.
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  Selection was strongly positive particularly within IG financials and industrials.  Corp Andina de Fomento, Bank of Nova Scotia, Avianca and Venture Global all contributed positively while Braskem, Eldorado and Argentina overweight and Panama underweight detracted somewhat from performance.
TOP PERFORMANCE DETRACTORS
-  Duration and yield curve impacts were negative over the year as the portfolio periodically positioned overweight in the 5 yr part of the curve on the expectation of Fed cuts while the market priced in hikes based upon the tariffs and rising oil prices from the Iranian conflict.  The treasury curve flattened as well with the long end rising 18bps while the 5yr rose 43.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class I/CPUIX)	4.29%	0.61%	2.97%
Bloomberg Credit Bond Index	4.34%	0.38%	2.49%
Bloomberg Aggregate Bond Index	3.79%	0.08%	1.54%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Net Assets	$ 222,132,616
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 481,925
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,132,616
Total number of portfolio holdings	491
Total advisory fees paid (net)	$481,925
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124377 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class C
Trading Symbol	CPUCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class C/CPUCX)	$163	1.60%

Expenses Paid, Amount	$ 163
Expense Ratio, Percent	1.60%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation contributed positively with overweight to high yield and emerging markets corporates and underweight to US IG industrials contributing positively.
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  Selection was strongly positive particularly within IG financials and industrials. Corp Andina de Fomento, Bank of Nova Scotia, Avianca and Venture Global all contributed positively while Braskem, Eldorado and Argentina overweight and Panama underweight detracted somewhat from performance.
TOP PERFORMANCE DETRACTORS
- Duration and yield curve impacts were negative over the year as the portfolio periodically positioned overweight in the 5 yr part of the curve on the expectation of Fed cuts while the market priced in hikes based upon the tariffs and rising oil prices from the Iranian     conflict.  The treasury curve flattened as well with the long end rising 18bps while the 5yr rose 43.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class C/CPUCX)[1]	2.26%	-0.37%	1.95%
AAM/Insight Select Income Fund (Class C/CPUCX) — excluding sales load	3.25%	-0.37%	1.95%
Bloomberg Credit Bond Index	4.34%	0.38%	2.49%
Bloomberg Aggregate Bond Index	3.79%	0.08%	1.54%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Net Assets	$ 222,132,616
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 481,925
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,132,616
Total number of portfolio holdings	491
Total advisory fees paid (net)	$481,925
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000124376 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/Insight Select Income Fund
Class Name	Class A
Trading Symbol	CPUAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/Insight Select Income Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-selectincome
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/Insight Select Income Fund (Class A/CPUAX)	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
The following discussion compares the performance of the Fund to the Bloomberg US Credit Index to show how the Fund’s performance compares to the returns of similar investments for the reporting period.  The fund seeks to provide current income and outperformed the stated benchmark by investing primarily in US investment grade corporate bonds, high yield corporate bonds, taxable municipals, US dollar denominated sovereign and foreign agency bonds, Asset-backed securities, and other forms of investment grade structured credit.
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation contributed positively with overweight to high yield and emerging markets corporates and underweight to US IG industrials contributing positively.
- Security selection contributed strongly to overall Fund performance as spreads compressed and subordinated bonds and hybrid structures outperformed.  Selection was strongly positive particularly within IG financials and industrials.   Corp Andina de Fomento, Bank of Nova Scotia, Avianca and Venture Global all contributed positively while Braskem, Eldorado and Argentina overweight and Panama underweight detracted somewhat from performance.
TOP PERFORMANCE DETRACTORS
- Duration and yield curve impacts were negative over the year as the portfolio periodically positioned overweight in the 5 yr part of the curve on the expectation of Fed cuts while the market priced in hikes based upon the tariffs and rising oil prices from the Iranian conflict.  The treasury curve flattened as well with the long end rising 18bps while the 5yr rose 43.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/Insight Select Income Fund (Class A/CPUAX)[1]	0.98%	-0.21%	2.41%
AAM/Insight Select Income Fund (Class A/CPUAX) — excluding sales load	4.13%	0.40%	2.72%
Bloomberg Credit Bond Index	4.34%	0.38%	2.49%
Bloomberg Aggregate Bond Index	3.79%	0.08%	1.54%
[1]	Maximum sales charge (load) of 3.00% of offering price.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg Credit Bond Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-selectincome for the most recent performance information.
Net Assets	$ 222,132,616
Holdings Count | Holding	491
Advisory Fees Paid, Amount	$ 481,925
Investment Company Portfolio Turnover	46.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$222,132,616
Total number of portfolio holdings	491
Total advisory fees paid (net)	$481,925
Portfolio turnover rate as of the end of the reporting period	46%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Bond, 4.62%, 2/15/2046	1.0%
NVIDIA Corp., 5.55%, 6/15/2046	1.0%
Bank of America Corp., 2.97%, 2/4/2033	0.8%
Mexico Government International Bond, 6.87%, 5/13/2037	0.7%
Morgan Stanley, 6.63%, 11/1/2034	0.7%
Goldman Sachs Group, Inc., 1.99%, 1/27/2032	0.6%
MetLife, Inc., 9.25%, 4/8/2038	0.6%
General Motors Co., 5.63%, 4/15/2030	0.6%
Bank of America Corp., 5.49%, 4/23/2037	0.6%
Bank of Nova Scotia, 7.35%, 4/27/2085	0.6%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142996 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class A
Trading Symbol	ASDAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class A/ASDAX)	$85	0.84%

Expenses Paid, Amount	$ 85
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending June 30, 2026, the AAM/HIMCO Short Duration Fund Class A produced positive performance of 3.49%, before applicable sales charges. The Bloomberg 1-3 year U.S. Government/Credit Index (“Index”) returned 3.14% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash. The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to ABS, CMBS, bank loans, CLOs and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial and financial sub-sectors of investment grade corporates was a positive contributor
- A shorter interest rate duration position relative to the Index was a contributor given the increase in interest rates over the course of the 12-month period
TOP PERFORMANCE DETRACTORS
- The portfolio’s cash position was a drag on performance given the relative outperformance of the spread sectors
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the Index

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class A/ASDAX)[1]	0.90%	2.64%	2.49%
AAM/HIMCO Short Duration Fund (Class A/ASDAX) — excluding sales load	3.49%	3.16%	2.74%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg Aggregate Bond Index*	3.79%	0.08%	1.54%
[1]	Maximum sales charge (load) of 2.50% of offering price.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Net Assets	$ 430,862,985
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,157,688
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430,862,985
Total number of portfolio holdings	308
Total advisory fees paid (net)	$1,157,688
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142997 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class C
Trading Symbol	ASDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class C/ASDCX)	$161	1.59%

Expenses Paid, Amount	$ 161
Expense Ratio, Percent	1.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending June 30, 2026, the AAM/HIMCO Short Duration Fund Class C produced positive performance of 2.78%, before applicable sales charges. The Bloomberg 1-3 Year U.S. Government/Credit Index (“Index”) returned 3.14% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash. The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to ABS, CMBS, bank loans, CLOs and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial and financial sub-sectors of investment grade corporates was a positive contributor
- A shorter interest rate duration position relative to the Index was a contributor given the increase in interest rates over the course of the 12-month period
TOP PERFORMANCE DETRACTORS
- The portfolio’s cash position was a drag on performance given the relative outperformance of the spread sectors
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the Index

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $10,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class C/ASDCX)[1]	1.78%	2.38%	1.98%
AAM/HIMCO Short Duration Fund (Class C/ASDCX) — excluding sales load	2.78%	2.38%	1.98%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg Aggregate Bond Index*	3.79%	0.08%	1.54%
[1]	A Contingent Deferred Sales Charge ("CDSC") of 1.00% may be imposed on certain purchases that are redeemed in whole or in part within 12 months of purchase.
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Net Assets	$ 430,862,985
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,157,688
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430,862,985
Total number of portfolio holdings	308
Total advisory fees paid (net)	$1,157,688
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.
C000142998 [Member]
Shareholder Report [Line Items]
Fund Name	AAM/HIMCO Short Duration Fund
Class Name	Class I
Trading Symbol	ASDIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the AAM/HIMCO Short Duration Fund (“Fund”) for the period of July 1, 2025 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.aamlive.com/publicsite/mutual-funds-detail-himco. You can also request this information by contacting us at (888) 966-9661.
Additional Information Phone Number	(888) 966-9661
Additional Information Website	https://www.aamlive.com/publicsite/mutual-funds-detail-himco
Expenses [Text Block]
Fund Expenses
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
SUMMARY OF RESULTS
For the 12-month period ending June 30, 2026, the AAM/HIMCO Short Duration Fund Class I produced positive performance of 3.84%. The Bloomberg 1-3 Year U.S. Government/Credit Index (“Index”) returned 3.14% over the same period. The Fund was primarily invested in U.S. Treasuries, investment grade corporates, high yield corporates, bank loans, securitized sectors and cash. The securitized sectors included asset-backed securities (ABS), commercial mortgage-backed securities (CMBS) and collateralized loan obligations (CLOs).
TOP PERFORMANCE CONTRIBUTORS
- Sector allocation was the primary source of positive performance, particularly the out-of-benchmark allocations to ABS, CMBS, bank loans, CLOs and high yield corporates due to spread tightening and the positive carry
- The underweight to U.S. Treasuries was also of benefit
- Security selection within the Industrial and financial sub-sectors of investment grade corporates was a positive contributor
- A shorter interest rate duration position relative to the Index was a contributor given the increase in interest rates over the course of the 12-month period
TOP PERFORMANCE DETRACTORS
- The portfolio’s cash position was a drag on performance given the relative outperformance of the spread sectors
- The Fund did not have any direct holdings in the emerging market sector which detracted from the positive performance relative to the Index

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Fund Performance
The following graph and chart compare the initial and subsequent account values at the end of each of the most recently completed 10 fiscal years of the Fund, or for the life of the Fund, if shorter. It assumes a $25,000 initial investment at the beginning of the first fiscal year in an appropriate, broad-based securities market index for the same period.
GROWTH OF $25,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURN	1 Year	5 Years	10 Years
AAM/HIMCO Short Duration Fund (Class I/ASDIX)	3.84%	3.44%	3.00%
Bloomberg 1-3 Year US Government/Credit Index	3.14%	2.12%	2.00%
Bloomberg Aggregate Bond Index*	3.79%	0.08%	1.54%
* SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Prior Market Index Comparison [Text Block]	SEC rules require that a broad-based securities market index be provided to compare the performance in annual shareholder reports and prospectuses. The fund also continues to compare its performance to the Bloomberg 1-3 Year US Government/Credit Index. There is no change in the fund’s investment strategies as a result of the SEC rule.
Updated Performance Information Location [Text Block]	Visit https://www.aamlive.com/publicsite/mutual-funds-performance-himco for the most recent performance information.
Net Assets	$ 430,862,985
Holdings Count | Holding	308
Advisory Fees Paid, Amount	$ 1,157,688
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
The following table outlines key fund statistics that you should pay attention to.
Fund net assets	$430,862,985
Total number of portfolio holdings	308
Total advisory fees paid (net)	$1,157,688
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings
The tables below show the investment makeup of the Fund, representing percentage of the total net assets of the Fund. The Top Ten Holdings and Sector Allocation exclude short-term holdings, if any. Interest rate presented in the Top Ten Holdings are as of the reporting period end. The Sector Allocation chart represents Corporate Bonds held by the Fund.
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%
Asset Allocation
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
United States Treasury Note, 4.37%, 11/30/2028	2.4%
United States Treasury Note, 4.25%, 2/28/2029	2.3%
United States Treasury Note, 4.62%, 9/15/2026	2.3%
United States Treasury Note, 4.25%, 3/15/2027	2.3%
United States Treasury Note, 4.13%, 9/30/2027	2.3%
United States Treasury Note, 4.00%, 2/29/2028	2.3%
United States Treasury Note, 4.00%, 1/31/2029	2.3%
United States Treasury Note, 4.00%, 7/31/2029	2.3%
United States Treasury Note, 3.88%, 11/30/2029	2.3%
United States Treasury Note, 3.50%, 9/30/2029	2.3%

Material Fund Change [Text Block]	Material Fund Changes The Fund did not have any material changes that occurred since the beginning of the reporting period.
Accountant Change Disagreements [Text Block]	Changes in and Disagreements with Accountants There were no changes in or disagreements with the Fund's accountants during the reporting period.